SUPPLEMENT DATED DECEMBER 1, 2007

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION

OF THE FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund listed in the Appendix to this supplement.

Legg Mason Investor Services LLC (“LMIS” or “distributor”), a wholly owned broker-dealer subsidiary of Legg Mason, is the fund’s sole and exclusive distributor.

The following supplements the information contained in the Prospectus of each fund in the section of the fund titled “Buying shares—Generally”

Effective January 1, 2008, the fund generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the U.S. (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the funds. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish an account with the funds.

Legg Mason Partners Equity Trust
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund
Legg Mason Partners Capital Fund
Legg Mason Partners Classic Values Fund
Legg Mason Partners Convertible Fund
Legg Mason Partners Diversified Large Cap Growth Fund
Legg Mason Partners Emerging Markets Equity Fund
Legg Mason Partners Equity Fund
Legg Mason Partners Investors Value Fund
Legg Mason Partners Lifestyle Income Fund
Legg Mason Partners S&P 500 Index Fund
Legg Mason Partners Small Cap Core Fund

Legg Mason Partners Income Trust
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Core Bond Fund
Legg Mason Partners Core Plus Bond Fund
Legg Mason Partners Global High Yield Bond Fund
Legg Mason Partners Global Income Fund
Legg Mason Partners High Income Fund
Legg Mason Partners Inflation Management Fund
Legg Mason Partners Intermediate Maturity California Municipals Fund
Legg Mason Partners Intermediate Maturity New York Municipals Fund
Legg Mason Partners Intermediate-Term Municipals Fund
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners Municipal High Income Fund
Legg Mason Partners New Jersey Municipals Fund
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners Pennsylvania Municipals Fund
Legg Mason Partners Short Duration Municipal Income Fund
Legg Mason Partners Short/Intermediate U.S. Government Fund
Legg Mason Partners Short-Term Investment Grade Bond Fund
Western Asset Emerging Markets Debt Portfolio
Western Asset Global High Yield Bond Portfolio

Legg Mason Partners Money Market Trust
Western Asset California Municipal Money Market Fund
Citi California Tax Free Reserves
Citi Cash Reserves
Citi Connecticut Tax Free Reserves
Citi New York Tax Free Reserves
Citi Tax Free Reserves
Citi U.S. Treasury Reserves
Western Asset Massachusetts Municipal Money Market Fund
Western Asset New York Municipal Money Market Fund
Western Asset Government Money Market Fund
Western Asset Municipal Money Market Fund

Legg Mason Partners Institutional Trust
Western Asset Institutional Money Market Fund
Citi Institutional Cash Reserves
Citi Institutional Enhanced Income Fund
Citi Institutional Liquid Reserves
Citi Institutional Tax Free Reserves
Citi Institutional U.S. Treasury Reserves
Western Asset Institutional Government Money Market Fund
Western Asset Institutional Municipal Money Market Fund
SMASh Series C Fund
SMASh Series EC Fund
SMASh Series M Fund
SMASh Series MEC Fund

Legg Mason Partners Premium Money Market Trust
Citi Premium Liquid Reserves
Citi Premium U.S. Treasury Reserves

Master Portfolio Trust
Liquid Reserves Portfolio
U.S. Treasury Reserves Portfolio
Tax Free Reserves Portfolio
Prime Cash Reserves Portfolio
Institutional Enhanced Portfolio
SMASh Series C Portfolio
SMASh Series EC Portfolio
SMASh Series M Portfolio
SMASh Series MEC Portfolio

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